Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Equity, Common
Amount Registered | shares	14,618,641
Maximum Aggregate Offering Price	$ 28,944,909
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,998
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the common stock of Clover Health Investments, Corp. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)
Represents 14,618,641 additional shares of the Registrant’s common stock that were automatically added to the shares authorized for issuance under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) on January 1, 2026, pursuant to an annual “evergreen” increase provision contained in the 2020 Plan.

(3)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $1.98 was computed by averaging the high and low prices of a share of the Registrant’s Class A common stock as reported on The Nasdaq Global Market on March 3, 2026.

(4)	Represents 4,266,694 additional shares of the Registrant’s Class A common stock that were automatically added to the shares authorized for issuance under the Registrant’s 2020 Employee Stock Purchase Plan (the “ESPP”) on January 1, 2026, pursuant to an annual “evergreen” increase provision contained in the ESPP.
(5)	Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $1.98, which was computed by averaging the high and low prices of a share of the Registrant’s Class A common stock as reported on The Nasdaq Global Market on March 3, 2026. Under the ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant’s Class A common stock on the offering date or the purchase date, whichever is less.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Equity, Common
Amount Registered | shares	4,266,694
Maximum Aggregate Offering Price	$ 7,168,046
Fee Rate	0.01381%
Amount of Registration Fee	$ 990
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the common stock of Clover Health Investments, Corp. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)
Represents 14,618,641 additional shares of the Registrant’s common stock that were automatically added to the shares authorized for issuance under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) on January 1, 2026, pursuant to an annual “evergreen” increase provision contained in the 2020 Plan.

(3)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $1.98 was computed by averaging the high and low prices of a share of the Registrant’s Class A common stock as reported on The Nasdaq Global Market on March 3, 2026.

(4)	Represents 4,266,694 additional shares of the Registrant’s Class A common stock that were automatically added to the shares authorized for issuance under the Registrant’s 2020 Employee Stock Purchase Plan (the “ESPP”) on January 1, 2026, pursuant to an annual “evergreen” increase provision contained in the ESPP.
(5)	Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $1.98, which was computed by averaging the high and low prices of a share of the Registrant’s Class A common stock as reported on The Nasdaq Global Market on March 3, 2026. Under the ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant’s Class A common stock on the offering date or the purchase date, whichever is less.